Post-Employment Obligations - Schedule of Assumptions (Details) R$ in Millions	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	R$ 403
Increase of one year in the mortality table	(374)
Reduction of 1% in the discount rate	1,488
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	341
Increase of one year in the mortality table	(311)
Reduction of 1% in the discount rate	1,140
Health plan [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	61
Increase of one year in the mortality table	(62)
Reduction of 1% in the discount rate	342
Dental plan [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	1
Increase of one year in the mortality table	(1)
Reduction of 1% in the discount rate	R$ 6